Provisions for expected credit losses/impairment charges - Impact of changes in credit exposures on the provision for ECL (Details) - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Performing - Stage 1
Provisions for expected credit losses/impairment charges
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	$ 16.3	$ (52.9)
Increase (decrease) to due to staging methodology changes	(11.2)
Performing - Stage 2
Provisions for expected credit losses/impairment charges
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	5.1	34.3
Increase (decrease) to due to staging methodology changes	11.2
Non-performing - Stage 3
Provisions for expected credit losses/impairment charges
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	(1.5)	4.5
Parent Entity | Performing - Stage 1
Provisions for expected credit losses/impairment charges
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	8.3	(51.9)
Parent Entity | Performing - Stage 2
Provisions for expected credit losses/impairment charges
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	6.4	34.3
Parent Entity | Non-performing - Stage 3
Provisions for expected credit losses/impairment charges
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	$ 1.3	$ 4.5